Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	15,925,926
Proposed Maximum Offering Price per Unit	0.36
Maximum Aggregate Offering Price	$ 5,733,333.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 791.77
Offering Note	Shares of Common Stock, par value $0.001 per share ("Common Stock"), of Milestone Scientific Inc., registered for resale by the selling stockholders named in this Registration Statement consist of (i) 7,962,963 shares of the Company's Common Stock issued and outstanding and (ii) 7,962,963 shares of Common Stock that may be issued upon the exercise of issued and outstanding Warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of Common Stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices of shares of the Registrant's common stock on NYSE American on May 26, 2026, such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission.